Advertising and Promotional Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ADVERTISING AND PROMOTIONAL EXPENSES [Abstract]
Advertising and promotional expenses	$ 151.5	$ 98.5	$ 84.7